Debt - Senior Subordinated Notes (Details) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Predecessor Senior Subordinated Notes	Dec. 31, 2013 10.75% Senior Subordinated Notes USD ($)	Dec. 31, 2012 10.75% Senior Subordinated Notes USD ($)	Dec. 31, 2013 10.75% Senior Subordinated Notes Subsequent To June Fourteen Two Thousand Fourteen [Member]	Dec. 31, 2013 10.75% Senior Subordinated Notes Upon Change In Control [Member]	Dec. 31, 2013 Dollar Demoninated Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2013 Euro Denominated Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2013 Euro Denominated Senior Subordinated Notes [Member] EUR (€)
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,854.4	$ 3,148.6		$ 533.4	$ 526.5			$ 358.7	$ 174.7	€ 126.9
Debt instrument stated rate of interest			8.00%	10.75%
Redemption price of notes				102.6875%		100.00%	101.00%
Increase In Interest Rate If Registration Statement Is Not Filed Within Stated Period Of Time				0.25%
Debt Instrument Liquidated Damages Percentage Per Annum Increase After 90 Days				0.25%
Maximum Additional Interest Rate				1.00%